Notes Payable (Details) - USD ($)												1 Months Ended							3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 23, 2023	Jul. 24, 2023	Jul. 03, 2023	Jul. 03, 2023	Apr. 24, 2023	Feb. 21, 2023	Sep. 16, 2022	Aug. 31, 2022	Aug. 11, 2022	Aug. 04, 2022	May 27, 2022	May 30, 2023	Apr. 20, 2023	Sep. 30, 2022	Sep. 16, 2022	Sep. 16, 2022	Jun. 15, 2022	Aug. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 05, 2023	Aug. 31, 2023	Apr. 18, 2023	Apr. 04, 2023	Dec. 07, 2022	Oct. 18, 2021	Aug. 25, 2021
Notes Payable (Details) [Line Items]
Aggregate amount								$ 288,000												$ (94,195)			$ (94,195)
Gross proceeds						$ 1,500,000	$ 500,000		$ 500,000		$ 550,000						$ 1,350,000
Origination fee			$ 10,750					20,000			16,500
Professional service fee											13,500
Repayment amount								14,400																	$ 77,000				$ 28,000
Gross proceeds								$ 200,000															$ (3,206,887)	$ (315,790)
Exercise price (in Dollars per share)																							$ 300
Principal amount percentage										10.00%
Offering expenses										$ 1,150,000
Common stock shares (in Shares)									278																					1,417
Warrant to purchase shares (in Shares)									1,180																	60,000
Purchase amount									$ 555,556
Conversion Price (in Dollars per share)																							$ 471.2
Warrant exercise price (in Dollars per share)																															$ 300
Warrant exercise price (in Dollars per share)													$ 61	$ 240	$ 240	$ 240
Principal amount			$ 215,000				$ 555,555
Principal balance																							$ 2,388,888
Prepayment																							238,889
Accrued interest																							119,444
Aggregate amount												$ 2,000,000							$ 1,041,722		$ 1,041,722							$ 1,060,000
Origination fee	$ 70,000				$ 60,000	75,000						100,000																$ 60,000
Gross proceeds from loan												2,000,000	$ 1,600,000
Future receipts agreement												1,157,143
Net proceeds					860,500							742,857
Business loan and security agreement description																					The total amount of interest and fees payable by the Company to the Lender under the Loan (the “July Repayment Amount”) will be (i) $322,285 and will be repaid in 13 weekly installments of $24,500 with a final payment of $3,785 in the fourteenth week. As of September 30, 2023, the note was fully paid off.
Loan principal amount	1,400,000				1,060,000																						$ 14,500,000
Total amount of interest and fees payable	2,079,000				1,590,000							2,880,000
Unamortized debt discount																			39,286		$ 39,286
Common stock value																			368		368		108
Debt discount				$ 164,775															744,956	$ 1,530,102	$ 921,242	$ 1,533,048	$ 1,533,048	$ 1,845,358
Conversion price per share (in Dollars per share)			$ 18	$ 18
Investores		$ 10,066
Common Stock [Member]
Notes Payable (Details) [Line Items]
Warrant exercise price (in Dollars per share)																		$ 6,000
Share issued (in Shares)		27,344
August 2022 Warrants [Member]
Notes Payable (Details) [Line Items]
Common stock shares (in Shares)									639
Warrant to purchase shares (in Shares)									2,713
August 2022 Follow On Warrants [Member]
Notes Payable (Details) [Line Items]
Common stock shares (in Shares)							278								278	278
Warrant to purchase shares (in Shares)							1,852								1,852	1,852
April Repayment Amount [Member]
Notes Payable (Details) [Line Items]
Business loan and security agreement description																					(i) $1,000,000 if paid prior to April 6, 2023, (ii) $1,219,000 if paid prior to April 10, 2023, or (iii) $1,590,000 if paid after April 10, 2023, and will be repaid in 20 weekly installments of $79,500 commencing on April 10, 2023 and ending on August 21, 2023.
Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Principal amount																					$ 1,160,962
Installment amount	$ 99,000				79,500							102,857
Unamortized debt discount																			53,333		53,333
Securities Purchase Agreement [Member]
Notes Payable (Details) [Line Items]
Gross proceeds				$ 250,000
Principal amount percentage				19.99%
Aggregate amount			$ 375,000	$ 375,000
Share issued (in Shares)			3,907	3,907
Common stock value			$ 33,792	$ 33,792
Second Tranche Note [Member]
Notes Payable (Details) [Line Items]
Gross proceeds		$ 1,750,000
Principal amount percentage		19.99%
Accrued interest																					88,027
Aggregate amount		$ 2,625,000																	2,625,000		2,625,000
Unamortized debt discount		$ 1,100,000																	$ 640,395		$ 640,395
Share issued (in Shares)		17,278
Common stock value		$ 38,026
Conversion price per share (in Dollars per share)		$ 15.6
Future Receipts Agreement[Member]
Notes Payable (Details) [Line Items]
Aggregate amount											$ 792,000
Exercise price (in Dollars per share)																							$ 300
Aggregate amount						$ 2,160,000
Origination fee												$ 100,000
Investor [Member]
Notes Payable (Details) [Line Items]
Warrant to purchase common shares (in Shares)																							667
Sale of net issuance cost										$ 1,277,778
April Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Principal amount					139,500
Gross proceeds from loan					$ 1,000,000